Gabelli ESG Fund, Inc.

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.9%
	Airlines — 0.2%
1,400	Delta Air Lines Inc.	$79,450

	Automotive — 1.3%
4,500	Daimler AG	250,347
2,300	Toyota Motor Corp., ADR	285,177

		535,524

	Automotive: Parts and Accessories — 2.7%
10,000	Genuine Parts Co.	1,035,800
12,900	Tenneco Inc., Cl. A	143,061

		1,178,861

	Beverage — 4.4%
20,000	Danone SA	1,694,279
3,600	The Coca-Cola Co.	183,312

		1,877,591

	Broadcasting — 2.9%
3,000	Liberty Broadband Corp., Cl. C†	312,660
15,000	Liberty Media Corp.-
	Liberty Braves, Cl. C†	419,550
13,500	Liberty Media Corp.-
	Liberty SiriusXM, Cl. C†	512,730

		1,244,940

	Building and Construction — 2.2%
4,000	Herc Holdings Inc.†	183,320
18,700	Johnson Controls International plc	772,497

		955,817

	Business Services — 2.2%
7,000	Macquarie Infrastructure Corp.	283,780
13,000	ServiceMaster Global Holdings Inc.†	677,170

		960,950

	Cable and Satellite — 4.1%
16,000	Comcast Corp., Cl. A	676,480
9,000	EchoStar Corp., Cl. A†	398,880
26,000	Liberty Global plc, Cl. C†	689,780

		1,765,140

	Computer Hardware — 0.5%
1,625	International Business Machines Corp.	224,088

	Computer Software and Services — 5.9%
875	Alphabet Inc., Cl. A†	947,450
2,600	Dell Technologies Inc., Cl. C†	132,080
60,700	Hewlett Packard Enterprise Co.	907,465
8,200	Intel Corp.	392,534
1,225	Microsoft Corp.	164,101

		2,543,630

	Consumer Products — 3.8%
5,000	Energizer Holdings Inc.	193,200

Shares		Market Value

1,000	Mohawk Industries Inc.†	$147,470
25,000	Sony Corp., ADR	1,309,750

		1,650,420

	Diversified Industrial — 2.8%
2,500	Acuity Brands Inc.	344,775
2,500	Agilent Technologies Inc.	186,675
19,100	General Electric Co.	200,550
1,100	Honeywell International Inc.	192,049
700	L3Harris Technologies Inc.	132,391
850	Union Pacific Corp.	143,744

		1,200,184

	Energy and Utilities — 2.9%
6,000	NextEra Energy Inc.	1,229,160

	Entertainment — 2.8%
4,500	The Walt Disney Co.	628,380
20,100	Vivendi SA	553,337

		1,181,717

	Environmental Services — 2.1%
37,000	Evoqua Water Technologies Corp.†	526,880
4,000	Waste Connections Inc.	382,320

		909,200

	Equipment and Supplies — 3.9%
5,000	Flowserve Corp.	263,450
20,000	Mueller Water Products Inc., Cl. A	196,400
550	Parker-Hannifin Corp.	93,506
12,000	Watts Water Technologies Inc., Cl. A	1,118,160

		1,671,516

	Financial Services — 19.0%
88,000	Aegon NV	438,084
13,300	Ally Financial Inc.	412,167
9,000	American Express Co.	1,110,960
62,000	Commerzbank AG	445,491
36,500	Credit Agricole SA	437,661
57,000	Daiwa Securities Group Inc.	249,591
3,134	Diamond Hill Investment Group Inc.	444,150
13,800	Franklin Resources Inc.	480,240
109,000	Hang Lung Group Ltd.	302,092
10,500	Janus Henderson Group plc	224,700
8,000	Kinnevik AB, Cl. B	208,052
10,600	NN Group NV	426,685
11,600	PayPal Holdings Inc.†	1,327,736
9,944	Societe Generale SA	251,249
77,000	Standard Chartered plc	698,391
15,600	The Bank of New York Mellon Corp.	688,740

		8,145,989

	Food — 11.7%
48,300	Conagra Brands Inc.	1,280,916
5,000	Lamb Weston Holdings Inc.	316,800

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food (Continued)
3,000	Maple Leaf Foods Inc.	$65,702
17,000	Mondelēz International Inc., Cl. A	916,300
13,800	Nestlé SA	1,428,629
300	Nestlé SA, ADR	31,020
3,000	The Hain Celestial Group Inc.†	65,700
15,000	Unilever plc, ADR	929,550

		5,034,617

	Health Care — 9.3%
21,500	Bristol-Myers Squibb Co.	975,025
2,100	Cigna Corp.	330,855
1,200	Corteva Inc.†	35,484
2,600	Covetrus Inc.†	63,596
3,850	GlaxoSmithKline plc, ADR	154,077
9,000	Henry Schein Inc.†	629,100
5,000	Medtronic plc	486,950
10,000	Patterson Cos. Inc.	229,000
6,400	Takeda Pharmaceutical Co. Ltd., ADR	113,280
8,500	Zoetis Inc.	964,665

		3,982,032

	Machinery — 6.9%
113,500	CNH Industrial NV	1,166,780
21,500	Xylem Inc.	1,798,260

		2,965,040

	Retail — 0.7%
3,100	Lowe’s Companies Inc.	312,821

	Specialty Chemicals — 2.0%
1,700	DuPont de Nemours Inc.	127,619
3,000	H.B. Fuller Co.	139,200
4,100	International Flavors & Fragrances Inc.	594,869

		861,688

Shares		Market Value

	Telecommunications — 2.6%
5,100	AT&T Inc.	$170,901
12,000	Loral Space & Communications Inc.†	414,120
31,800	Vodafone Group plc, ADR	519,294

		1,104,315

	TOTAL COMMON STOCKS	41,614,690

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$ 1,350,000	U.S. Treasury Bills,
	2.231% to 2.253%††,
	09/05/19 to 09/12/19	1,344,488

	TOTAL INVESTMENTS — 100.0% (Cost $34,304,126)	$42,959,178

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

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